Investment Objectives and Goals - PACE Global Fixed Income Investments	Nov. 13, 2026
Class A Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Global Fixed Income Investments
Class P Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Global Fixed Income Investments
Class P2 Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]
Risk/Return [Heading]	PACE® Global Fixed Income Investments